Schedule II Valuation and Qualifying Accounts (Tables)	12 Months Ended
Jul. 02, 2011
Schedule II Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

	Balance at Beginning of Year	Provision Charged to Costs and Expenses	Write-offs1 /Allowances Taken	Other Additions (Deductions)	Balance at End of Year
For the Year Ended June 27, 2009
Allowances for bad debts	$32	$4	$(2)	$(2)	$32
Other receivable allowances	41	6	(9)	(6)	32
Deferred tax asset valuation allowances	278	9	—	(84)	203

Total	$351	$19	$(11)	$(92)	$267

For the Year Ended July 3, 2010
Allowances for bad debts	$32	$5	$(2)	$(4)	$31
Other receivable allowances	32	16	(8)	(9)	31
Deferred tax asset valuation allowances	203	(5)	—	17	215

Total	$267	$16	$(10)	$4	$277

For the Year Ended July 2, 2011
Allowances for bad debts	$31	3	(4)	(4)	26
Other receivable allowances	31	13	(11)	(18)	15
Deferred tax asset valuation allowances	215	44	—	155	414

Total	$277	60	(15)	133	455

[1]	Net of collections on accounts previously written off.